728618 [redacted] -2

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

06023232

hours per response......16.00

[redacted]

SEC MAIL PROCESSING SECTION
RECEIVED
JAN 1 8 2006
WASH. D.C.
156

PROCESSED
FEB 03 2006
THOMSON
FINANCIAL

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTI

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Deferred Compensation Plan for New England Financial Managing Partners (the "Plan")

1030011

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

New England Life Insurance Company ("NELICO")/Metropolitan Life Insurance Company ("MLIC")/MetLife, Inc.("MET")*

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
501 Boylston Street, Boston, MA 02116-3700/200 Park Avenue, New York, NY 10166-0188	(617) 578-2000/(212) 578-2211
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) Same as above	Telephone Number (Including Area Code) Same as above

Brief Description of Business

Each of NELICO and MLIC is a life insurance company and is authorized to operate in all states and the District of Columbia. MET is a holding company.

-3 [redacted]

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization:** Month 0 9 Year 8 0 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction)** M A

1099219

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission. 450 Fifth Street. N.W. Washington, D.C 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

SEC 1972 (6-02) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

*NELICO and MLIC are obligors under the Plan. MET is a guarantor of the obligations of NELICO and MLIC under the Plan.

**The above Incorporation information is for NELICO. MET is a Delaware corporation, organized on August 10, 1999. MLIC is a New York corporation, organized on May 4, 1866.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer MET*/MLIC* ☒ Director NELICO* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Rein, Catherine A.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer MET*/MLIC* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kandarian, Steven A.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer MET*/MLIC* ☒ Director NELICO* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Wheeler, William J.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director NELICO* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Farrell, Michael K.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner NELICO* ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Metropolitan Life Insurance Company

Business or Residence Address (Number and Street, City, State, Zip Code)

200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner NELICO*/MLIC* ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

MetLife, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer MET*/MLIC* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Toppeta, William J.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

*The persons listed are Directors, Executive Officers or Beneficial Owners of New England Life Insurance Company ("NELICO"), Metropolitan Life Insurance Company ("MLIC") and MetLife, Inc. ("MET"), as indicated. Below each box that applies to the person, we list the company of which the person is a Director, Executive Officer or Beneficial Owner.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer MET*/NELICO*/MLIC* ☒ Director NELICO* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Weber, Lisa M.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director NELICO* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Vietri, Michael J.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer NELICO* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Ghegan, Robert L.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o New England Life Insurance Company, 501 Boylston Street, Boston, MA 02116-3700

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer NELICO* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Leland, Alan C.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o New England Life Insurance Company, 501 Boylston Street, Boston, MA 02116-3700

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer NELICO* ☒ Director NELICO* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

McHaffie, Hugh C.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o New England Life Insurance Company, 501 Boylston Street, Boston, MA 02116-3700

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer MET*/MLIC*/NELICO* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Prochaska, Jr., Joseph J.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer MET*/MLIC*/NELICO* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Williamson, Anthony J.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

*The persons listed are Directors, Executive Officers or Beneficial Owners of New England Life Insurance Company ("NELICO"), Metropolitan Life Insurance Company ("MLIC") and MetLife, Inc. ("MET"), as indicated. Below each box that applies to the person, we list the company of which the person is a Director, Executive Officer or Beneficial Owner.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Barnett, Curtis H.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer MET*/MLIC* ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Benmosche, Robert H.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Dole, Jr., Burton A.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Grise, Cheryl W.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Houghton, James R.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kamen, Harry P.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kaplan, Helene L.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

*The persons listed are Directors, Executive Officers or Beneficial Owners of New England Life Insurance Company ("NELICO"), Metropolitan Life Insurance Company ("MLIC") and MetLife, Inc. ("MET"), as indicated. Below each box that applies to the person, we list the company of which the person is a Director, Executive Officer or Beneficial Owner.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Keane, John M.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kilts, James M.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Leighton, Charles M.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Mathews, Sylvia M.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Price, Hugh B.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Sicchitano, Kenton J.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director MET*/MLIC* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Steere, Jr., William C.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

*The persons listed are Directors, Executive Officers or Beneficial Owners of New England Life Insurance Company ("NELICO"), Metropolitan Life Insurance Company ("MLIC") and MetLife, Inc. ("MET"), as indicated. Below each box that applies to the person, we list the company of which the person is a Director, Executive Officer or Beneficial Owner.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
MET*/MLIC*/NELICO*

Full Name (Last name first, if individual)
Board of Directors of MetLife, Inc. as an entity**

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner
Executive Officer: MET*/MLIC* Director: MET*/MLIC*

Full Name (Last name first, if individual)
Henrikson, C. Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner
Executive Officer: MET*/MLIC* Director: NELICO*

Full Name (Last name first, if individual)
Launer, Jr., Leland C.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner
MET*/MLIC*

Full Name (Last name first, if individual)
Lipscomb, James L.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166-0188

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

*The persons listed are Directors and Executive Officers of NELICO, MLIC and MET, as indicated. Below each box that applies to the individual, we list the company of which the person is a Director or Executive Officer.

**The Board of Directors of MetLife, Inc., as an entity, is deemed to be a beneficial owner of over 10% of the outstanding shares of MetLife, Inc. because of its voting rights under the MetLife Policyholder Trust, which holds MetLife, Inc. shares.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 1% of applicable compensation

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street. City, State. Zip Code)
N/A

Name of Associated Broker or Dealer
N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)
N/A

Name of Associated Broker or Dealer
N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first. if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)
N/A

Name of Associated Broker or Dealer
N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1 . Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$ -0-	$ -0-
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify Deferred Compensation Obligations	$ Unlimited	$ 4,115,650
Total	$ Unlimited	$ 4,115,650

Answer also in Appendix, Column 3. if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "O" if answer is *'none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	24	$ 4,030,313
Non-accredited Investors	3	$ 85,337
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505. enter the information requested for all securities sold by the issuer, to date. in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	-0-	$ -0-
Regulation A	-0-	$ -0-
Rule 504	-0-	$ -0-
Total	-0-	$ -0-

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate. **

Transfer Agent's Fees	☐	$ -0-
Printing and Engraving Costs	☐	$ -0-
Legal Fees	☐	$ -0-
Accounting Fees	☐	$ -0-
Engineering Fees	☐	$ -0-
Sales Commissions (specify finders' fees separately)	☐	$ -0-
Other Expenses (identify) ______	☐	$ -0-
Total	☐	$ -0-

** All expenses associated with MET, MLIC and/or NELICO deferred compensation arrangements will be borne by MET, MLIC and/or NELICO. No deferred compensation contributions will be used to pay any expenses associated with the deferred compensation arrangements.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C--Question 1 and total expenses furnished in response to Part C--Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 4,115,650.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C--Question 4.b above.

	Payments to Officers. Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $ - 0 -*	☐ $ - 0 -*
Purchase of real estate	☐ $ - 0 -	☐ $ - 0 -
Purchase, rental or leasing and installation of machinery and equipment	☐ $ - 0 -	☐ $ - 0 -
Construction or leasing of plant buildings and facilities	☐ $ - 0 -	☐ $ - 0 -
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ - 0 -	☐ $ - 0 -
Repayment of indebtedness	☐ $ - 0 -	☐ $ - 0 -
Working capital	☐ $ - 0 -	☐ $ - 0 -
Other (specify): ______	☐ $ - 0 -	☐ $ - 0 -
______	☐ $ - 0 -	☐ $ - 0 -
Column Totals	☐ $ - 0 -	☐ $ - 0 -
Total Payments Listed (column totals added)	☐ $ - 0 -	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
New England Life Insurance Company/MetLife, Inc./Metropolitan Life Insurance Company	[signature]	1/12/06
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Daniel D. Jordan	Assistant Secretary of MetLife, Inc. and Metropolitan Life Insurance Company/ Secretary of New England Life Insurance Company	

* All expenses associated with MET, MLIC and/or NELICO deferred compensation arrangements will be borne by MET, MLIC and/or NELICO. No deferred compensation contributions will be used to pay any expenses associated with the deferred compensation arrangements.

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C.1001.)